Schedule of financial income (expense) (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Interest income	€ 3	€ 12
Interest expense	(28)	(32)
Warrants exercises	66	0
Changes in fair value of the warrants	(1,385)	(3,534)
Financial (expense) income, net	€ (1,344)	€ (3,554)